Exhibit 99.2

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C.
Entergy New Orleans, LLC, as Servicer

Pursuant to Section 3.01(b)(i) of the Storm Recovery Property Servicing Agreement, dated as of July 22, 2015 (the “Servicing Agreement”), between ENTERGY NEW ORLEANS, LLC, as Servicer, and ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C., the Servicer does hereby certify as follows:

For the Month Ended: November 30, 2017

Storm Cost Recovery Group Total	SRC’s Collected and Remitted Collected: $1,155,613.79 Remitted: $1,148,665.97*

*Includes $29,627.56 collected in October and remitted in November. Difference between total collected and total remitted amount reflects $36,575.38 collected in November and remitted in December.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 14th day of December, 2017.

ENTERGY NEW ORLEANS, LLC, as Servicer

By: /s/ Steven C. McNeal
Name:    Steven C. McNeal
Title:    Vice President and Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C.
Entergy New Orleans, LLC, as Servicer

Pursuant to Section 3.01(b)(i) of the Storm Recovery Property Servicing Agreement, dated as of July 22, 2015 (the “Servicing Agreement”), between ENTERGY NEW ORLEANS, LLC, as Servicer, and ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C., the Servicer does hereby certify as follows:

For the Month Ended: December 31, 2017

Storm Cost Recovery Group Total	SRC’s Collected and Remitted Collected: $1,046,337.49 Remitted: $1,021,387.26*

*Includes $36,575.38 collected in November and remitted in December. Difference between total collected and total remitted amount reflects $61,525.61 collected in December and remitted in January.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 23rd day of January, 2018.

ENTERGY NEW ORLEANS, LLC., as Servicer

By: /s/ Steven C. McNeal
Name:    Steven C. McNeal
Title:    Vice President and Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C.
Entergy New Orleans, LLC, as Servicer

Pursuant to Section 3.01(b)(i) of the Storm Recovery Property Servicing Agreement, dated as of July 22, 2015 (the “Servicing Agreement”), between ENTERGY NEW ORLEANS, LLC, as Servicer, and ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C., the Servicer does hereby certify as follows:

For the Month Ended: January 31, 2018

Storm Cost Recovery Group Total	SRC’s Collected and Remitted Collected: $1,035,362.99 Remitted: $1,041,460.36*

* Includes $61,525.61 collected in December 2017 and remitted in January 2018. Difference between total collected and total remitted amount reflects $55,428.24 collected in January and remitted in February.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 15th day of February, 2018

ENTERGY NEW ORLEANS, LLC, as Servicer

By: /s/ Steven C. McNeal
Name:    Steven C. McNeal
Title:    Vice President & Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C.
Entergy New Orleans, LLC, as Servicer

Pursuant to Section 3.01(b)(i) of the Storm Recovery Property Servicing Agreement, dated as of July 22, 2015 (the “Servicing Agreement”), between ENTERGY NEW ORLEANS, LLC, as Servicer, and ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C., the Servicer does hereby certify as follows:

For the Month Ending: February 28, 2018

Storm Cost Recovery Group Total	SRC’s Collected and Remitted Collected: $1,140,284.96 Remitted: $1,152,857.36*

*Includes $55,428.24 collected in January and remitted in February. Difference between total collected and total remitted amount reflects $42,855.84 collected in February and remitted in March.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 13th day of March, 2018.

ENTERGY NEW ORLEANS, LLC, as Servicer

By: /s/ Steven C. McNeal
Name:    Steven C. McNeal
Title:    Vice President and Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C.
Entergy New Orleans, LLC, as Servicer

Pursuant to Section 3.01(b)(i) of the Storm Recovery Property Servicing Agreement, dated as of July 22, 2015 (the “Servicing Agreement”), between ENTERGY NEW ORLEANS, LLC, as Servicer, and ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C., the Servicer does hereby certify as follows:

For the Month Ended: March 31, 2018

Storm Cost Recovery Group Total	SRC’s Collected and Remitted Collected: $1,192,745.58 Remitted: $1,180,844.81*

*Includes $42,855.84 collected in February and remitted in March. Difference between total collected and total remitted amount reflects $54,756.61 collected in March and remitted in April.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 18th day of April, 2018.

ENTERGY NEW ORLEANS, LLC, as Servicer

By: /s/ Steven C. McNeal
Name:    Steven C. McNeal
Title:    Vice President and Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C.
Entergy New Orleans, LLC, as Servicer

Pursuant to Section 3.01(b)(i) of the Storm Recovery Property Servicing Agreement, dated as of July 22, 2015 (the “Servicing Agreement”), between ENTERGY NEW ORLEANS, LLC, as Servicer, and ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C., the Servicer does hereby certify as follows:

For the Month Ended: April 30, 2018

Storm Cost Recovery Group Total	SRC’s Collected and Remitted Collected: $1,005,652.19 Remitted: $1,014,782.16*

*Includes $54,756.61 collected in March and remitted in April. Difference between total collected and total remitted amount reflects $45,626.64 collected in April and remitted in May.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 16th day of May, 2018.

ENTERGY NEW ORLEANS, LLC, as Servicer

By: /s/ Steven C. McNeal
Name: Steven C. McNeal
Title: Vice President and Treasurer